Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Penalties on notes in default principal (net)	$ 11,066	$ 1,032,475
Penalties on notes in default accrued interest	0	0
Principal (net)	544,508	1,788,384
Accrued Interest	455,150
Convertible Notes Payable One [Member]
Principal (net)	95,000	165,000
Accrued Interest	50,365	69,712
Convertible Notes Payable Two [Member]
Principal (net)	0	50,000
Accrued Interest	0	7,682
Convertible Notes Payable Three [Member]
Principal (net)	0	10,990
Accrued Interest	0	5,457
Convertible Notes Payable Four [Member]
Principal (net)	0	0
Accrued Interest	0	2,358
Convertible Notes Payable Five [Member]
Principal (net)	0	20,000
Accrued Interest	0	0
Convertible Notes Payable Six [Member]
Principal (net)	0	36,961
Accrued Interest	0	6,572
Convertible Notes Payable Seven [Member]
Principal (net)	0	61,301
Accrued Interest	0	24,109
Convertible Notes Payable Eight [Member]
Principal (net)	0	22,042
Accrued Interest	0	3,034
Convertible Notes Payable Nine [Member]
Principal (net)	0	5,419
Accrued Interest	0	4,608
Convertible Notes Payable Ten [Member]
Principal (net)	0	25,000
Accrued Interest	0	1,836
Convertible Notes Payable Eleven [Member]
Principal (net)	0	28,800
Accrued Interest	0	2,880
Convertible Notes Payable Twelve [Member]
Principal (net)	0	40,000
Accrued Interest	0	6,049
Convertible Notes Payable Thirteen [Member]
Principal (net)	0	38,689
Accrued Interest	0	5,851
Convertible Notes Payable Fourteen [Member]
Principal (net)	0	56,092
Accrued Interest	0	13,462
Convertible Notes Payable Fifteen [Member]
Principal (net)	0	37,015
Accrued Interest	0	6,377
Convertible Notes Payable Sixteen [Member]
Principal (net)	0	36,750
Accrued Interest	0	5,538
Convertible Notes Payable Seventeen [Member]
Principal (net)	0	33,500
Accrued Interest	0	0
Convertible Notes Payable Eighteen [Member]
Principal (net)	0	36,263
Accrued Interest	0	5,576
Convertible Notes Payable Nineteen [Member]
Principal (net)	0	0
Accrued Interest	17,341	1,751,918,264
Convertible Notes Payable Twenty [Member]
Principal (net)	0	52,087
Accrued Interest	5,953	2,519
Convertible Notes Payable Twenty One [Member]
Principal (net)	0	0
Accrued Interest	696	0
Convertible Notes Payable Twenty Two [Member]
Principal (net)	438,442	0
Accrued Interest	$ 12,397	$ 0